Consolidated Statements Of Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	$ 2,881.0	$ 2,590.3	$ 2,349.4
Cost of sales	2,256.2	1,993.9	1,793.2
Gross margin	624.8	596.4	556.2
Selling and administrative expense	446.2	423.3	385.8
Operating income	178.6	173.1	170.4
Interest expense, net	62.8	60.8	59.7
Debt extinguishment costs	(1.1)	(0.3)	(0.4)
Other (expense) income, net	(12.9)	(0.1)	19.3
Income from continuing operations before income taxes	101.8	111.9	129.6
Income tax expense	(14.4)	(0.8)	(28.3)
Net income from continuing operations	87.4	111.1	101.3
Income (loss) from discontinued operations, net of income taxes	72.1	(168.7)	63.7
Net income (loss)	159.5	(57.6)	165.0
Net loss (income) attributable to noncontrolling interests	0.3	(0.1)	0.2
Net income (loss) attributable to PolyOne common shareholders	$ 159.8	$ (57.7)	$ 165.2
Earnings (loss) per share attributable to PolyOne common shareholders - Basic:
Continuing operations (in usd per share)	$ 1.10	$ 1.36	$ 1.21
Discontinued operations (in usd per share)	0.91	(2.07)	0.76
Total (in usd per share)	2.01	(0.71)	1.97
Earnings (loss) per share attributable to PolyOne common shareholders - Diluted:
Continuing operations (in usd per share)	1.09	1.35	1.19
Discontinued operations (in usd per share)	0.90	(2.05)	0.76
Total (in usd per share)	$ 1.99	$ (0.70)	$ 1.95
Weighted-average shares used to compute earnings per common share:
Basic (in shares)	79.7	81.5	83.9
Plus dilutive impact of share-based compensation (in shares)	0.7	0.6	0.7
Diluted (in shares)	80.4	82.1	84.6
Anti-dilutive shares not included in diluted common shares outstanding (in shares)	0.0	0.6	0.2
Cash dividends declared per common share (in usd per share)	$ 0.720	$ 0.580	$ 0.495